Inventory	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory
Inventory

Inventory consists of the following:

	December 31,
	2016	2015
	(in thousands)
Crude oil	$1,216	$486
NGLs	288	274
Refined products	—	232
Materials, supplies and equipment	486	303
Total inventory	$1,990	$1,295